Notes To The Consolidated Statements Of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Summary of liabilities arising from financing activities
(b)	Changes in liabilities arising from financing activities

	Margin loans payable HK$	Derivative financial liability HK$	Convertible bond HK$	Bank borrowings HK$	Total HK$
At January 1, 2020	317,722,438	20,813,810	95,995,690	—	434,531,938

Cash flow from financing activities	(330,197,734)	—	—	230,962,565	(99,235,169)
Interest expenses	12,475,296	—	7,717,348	1,317,435	21,510,079
Fair value gain recognized in profit or loss	—	(7,765,148)	—	—	(7,765,148)
Exchange alignment	—	(94,349)	(434,609)	—	(528,958)

At December 31, 2020	—	12,954,313	103,278,429	232,280,000	348,512,742

Cash flow from financing activities	—	—	—	151,263,786	151,263,786
Interest expenses	—	—	8,085,419	4,740,504	12,825,923
Exchange alignment	—	798,360	606,536	586,210	1,991,106

At December 31, 2021	—	13,752,673	111,970,384	388,870,500	514,593,557

Cash flow from financing activities	—	—	—	(239,383,150)	(239,383,150)
Interest expenses	—	—	430,702	6,298,576	6,729,278
Fair value change	—	(13,347,266)	—	—	(13,347,266)
Non-cash transactions:
Conversion of convertible bond	—	(405,407)	(112,401,086)	—	(112,806,493)
Acquisition of subsidiaries	—	—	—	4,589,759	4,589,759
Exchange alignment	—	—	—	103,416	103,416

At December 31, 2022	—	—	—	160,479,101	160,479,101